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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   MARCH 31, 2001
                                                ---------------

Check here if Amendment [   ]; Amendment Number:
                                                  ----
         This Amendment [Check only one.]:  [   ]  is a restatement
                                            [   ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:        BVF INC.
         -----------------------------------------------------
Address:     227 WEST MONROE STREET, SUITE 4800
         -----------------------------------------------------
             CHICAGO, ILLINOIS  60606
         -----------------------------------------------------

Form 13F File Number: 28-6800
                         ----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person
Signing this Report on Behalf of Reporting Manager:

Name:             MARK N. LAMPERT
         --------------------------------------------
Title:            PRESIDENT
         --------------------------------------------
Phone:            (312) 263-7777
         --------------------------------------------

Signature, Place and Date of Signing:

        /s/ MARK N. LAMPERT           SAN FRANCISCO, CALIFORNIA       5/14/01
     ---------------------------------------------------------------------------
                [Signature]                 [City, State]             [Date]

Report Type (Check only one):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).


                                  Page 1 of 4
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[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:                1
                                            --------------------------
Form 13F Information Table Entry Total:           34
                                            ------------------------------------
Form 13F Information Table Value Total:           $149,872
                                            ---------------------------
                                                  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.              Form 13F File Number      Name

           1.              28-6770                   BVF PARTNERS L.P.
         -----                ----                   ---------------------------

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Page 3 of 4

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

                                                                                                         ---------------------------
                                                              FORM 13F                                         (SEC USE ONLY)

                                                 Name of Reporting Manager: BVF Inc.

------------------------------ ---------- ---------- -------- ---------- --- ---- ---------- --------- ----------- ------- ---------
          COLUMN 1:             COLUMN 2:  COLUMN 3: COLUMN         COLUMN 5:      COLUMN 6: COLUMN 7:           COLUMN 8:
       NAME OF ISSUER           TITLE OF    CUSIP     VALUE                       INVESTMENT  OTHER          VOTING AUTHORITY
                                 CLASS               (X$1000) ---------- --- ---- DISCRETION MANAGERS  ----------- ------- ---------
                                                                 SHRS    SH/ PUT/                         SOLE     SHARED    NONE
                                                                 PRN     PRN CALL
------------------------------ ---------- ---------- -------- ---------- --- ---- ------- ----------- ----------- ------- ----------

------------------------------ ---------- ---------- -------- ---------- --- ---- ------- ----------- ----------- ------- ----------
3-Dimensional Pharmaceutcls.   Com        88554W104    1,745    214,800  Sh       Defined    1           214,800
------------------------------ ---------- ---------- -------- ---------- --- ---- ------- ----------- ----------- ------- ----------
Advanced Magnetics Inc.        Com        00753P103    2,557    852,433  Sh       Defined    1           852,433
------------------------------ ---------- ---------- -------- ---------- --- ---- ------- ----------- ----------- ------- ----------
Alliance Pharmaceutical Corp.  Com        018773101       51     15,811  Sh       Defined    1            15,811
------------------------------ ---------- ---------- -------- ---------- --- ---- ------- ----------- ----------- ------- ----------
Applied Molecular Evolution    Com        03823E108      551     52,500  Sh       Defined    1            52,500
------------------------------ ---------- ---------- -------- ---------- --- ---- ------- ----------- ----------- ------- ----------
Arena Pharmaceuticals Inc.     Com        040047102      198     11,100  Sh       Defined    1            11,100
------------------------------ ---------- ---------- -------- ---------- --- ---- ------- ----------- ----------- ------- ----------
Array Biopharma Inc.           Com        04269X105      475     88,300  Sh       Defined    1            88,300
------------------------------ ---------- ---------- -------- ---------- --- ---- ------- ----------- ----------- ------- ----------
Atherogenics, Inc.             Com        047439104   14,534  2,372,900  Sh       Defined    1         2,372,900
------------------------------ ---------- ---------- -------- ---------- --- ---- ------- ----------- ----------- ------- ----------
Autoimmune Inc.                Com        052776101    6,509  2,893,078  Sh       Defined    1         2,893,078
------------------------------ ---------- ---------- -------- ---------- --- ---- ------- ----------- ----------- ------- ----------
Biocryst Pharmaceuticals       Com        09058V103    9,501  1,535,500  Sh       Defined    1         1,535,500
------------------------------ ---------- ---------- -------- ---------- --- ---- ------- ----------- ----------- ------- ----------
Connetics Corp.                CL A       208192104    9,533  1,883,000  Sh       Defined    1         1,883,000
------------------------------ ---------- ---------- -------- ---------- --- ---- ------- ----------- ----------- ------- ----------
Cortech Inc.                   Com New    22051J308    2,825    355,783  Sh       Defined    1           355,783
------------------------------ ---------- ---------- -------- ---------- --- ---- ------- ----------- ----------- ------- ----------
Corvas Int'l Inc.              Com        221005101    4,589    509,870  Sh       Defined    1           509,870
------------------------------ ---------- ---------- -------- ---------- --- ---- ------- ----------- ----------- ------- ----------
Eden Bioscience Corp           Com        279445100      586     39,400  Sh       Defined    1            39,400
------------------------------ ---------- ---------- -------- ---------- --- ---- ------- ----------- ----------- ------- ----------
Epimmune Inc.                  Com        29425Y101      284    105,700  Sh       Defined    1           105,700
------------------------------ ---------- ---------- -------- ---------- --- ---- ------- ----------- ----------- ------- ----------
Flamel Technologies S.A.       Sponsored  338488109    3,945  1,250,000  Sh       Defined    1         1,250,000
                               ADR
------------------------------ ---------- ---------- -------- ---------- --- ---- ------- ----------- ----------- ------- ----------
Genome Therapeutics Corp.      Com        372430108   15,167  2,527,800  Sh       Defined    1         2,527,800
------------------------------ ---------- ---------- -------- ---------- --- ---- ------- ----------- ----------- ------- ----------
Immunex Corp. New              Com        452528102      190     13,300  Sh       Defined    1            13,300
------------------------------ ---------- ---------- -------- ---------- --- ---- ------- ----------- ----------- ------- ----------
Lexicon Genetics Inc.          Com        528872104    1,020    155,400  Sh       Defined    1           155,400
------------------------------ ---------- ---------- -------- ---------- --- ---- ------- ----------- ----------- ------- ----------
Maxygen Inc.                   Com        577776107    6,028    497,800  Sh       Defined    1           497,800
------------------------------ ---------- ---------- -------- ---------- --- ---- ------- ----------- ----------- ------- ----------
Microcide Pharmaceutcls. Inc.  Com        595018102    3,534    975,007  Sh       Defined    1           975,007
------------------------------ ---------- ---------- -------- ---------- --- ---- ------- ----------- ----------- ------- ----------
Neurocrine Biosciences Inc.    Com        64125C109    5,169    250,600  Sh       Defined    1           250,600
------------------------------ ---------- ---------- -------- ---------- --- ---- ------- ----------- ----------- ------- ----------

COLUMN TOTAL                                          88,991

------------------------------ ---------- ---------- -------- ---------- --- ---- ------- ----------- ----------- ------- ----------

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

                                                                                                         ---------------------------
                                                              FORM 13F                                         (SEC USE ONLY)

                                                 Name of Reporting Manager: BVF Inc.

------------------------------ ---------- ---------- -------- ---------- --- ---- ---------- --------- ----------- ------- ---------
          COLUMN 1:             COLUMN 2:  COLUMN 3: COLUMN         COLUMN 5:      COLUMN 6: COLUMN 7:           COLUMN 8:
       NAME OF ISSUER           TITLE OF    CUSIP     VALUE                       INVESTMENT  OTHER          VOTING AUTHORITY
                                 CLASS               (X$1000) ---------- --- ---- DISCRETION MANAGERS  ----------- ------- ---------
                                                                 SHRS    SH/ PUT/                         SOLE     SHARED    NONE
                                                                 PRN     PRN CALL
------------------------------ ---------- ---------- -------- ---------- --- ---- ------- ----------- ----------- ------- ----------

------------------------------ ---------- ---------- -------- ---------- --- ---- ------- ----------- ----------- ------- ----------
Neurogen Corp.                 Com        64124E106    7,495    317,249  Sh       Defined    1           317,249
------------------------------ ---------- ---------- -------- ---------- --- ---- ------- ----------- ----------- ------- ----------
NPS Pharmaceuticals Inc.       Com        62936P103      235     11,200  Sh       Defined    1            11,200
------------------------------ ---------- ---------- -------- ---------- --- ---- ------- ----------- ----------- ------- ----------
OSI Pharmaceuticals Inc.       Com        671040103   29,498    744,436  Sh       Defined    1           744,436
------------------------------ ---------- ---------- -------- ---------- --- ---- ------- ----------- ----------- ------- ----------
Repligen Corp.                 Com        759916109    1,615    561,600  Sh       Defined    1           561,600
------------------------------ ---------- ---------- -------- ---------- --- ---- ------- ----------- ----------- ------- ----------
SFBC International Inc.        Com        784121105    1,601    175,000  Sh       Defined    1           175,000
------------------------------ ---------- ---------- -------- ---------- --- ---- ------- ----------- ----------- ------- ----------
Shire Pharmaceuticals          Sponsored  82481R106    8,181    187,000  Sh       Defined    1           187,000
Group PLC                      ADR
------------------------------ ---------- ---------- -------- ---------- --- ---- ------- ----------- ----------- ------- ----------
Sonus Pharmaceuticals Inc.     Com        835692104       31     31,000  Sh       Defined    1            31,000
------------------------------ ---------- ---------- -------- ---------- --- ---- ------- ----------- ----------- ------- ----------
Synaptic Pharmaceutical Corp.  Com        87156R109    6,105  1,614,783  Sh       Defined    1         1,614,783
------------------------------ ---------- ---------- -------- ---------- --- ---- ------- ----------- ----------- ------- ----------
Tanox Inc.                     Com        87588Q109      363     18,700  Sh       Defined    1            18,700
------------------------------ ---------- ---------- -------- ---------- --- ---- ------- ----------- ----------- ------- ----------
Telik Inc.                     Com        87959M109       52     10,000  Sh       Defined    1            10,000
------------------------------ ---------- ---------- -------- ---------- --- ---- ------- ----------- ----------- ------- ----------
Zonagen Inc.                   Com        98975L108    1,513    550,100  Sh       Defined    1           550,100
------------------------------ ---------- ---------- -------- ---------- --- ---- ------- ----------- ----------- ------- ----------
Biochem Pharma Inc.            Com        09058T108    2,892     95,000  Sh  Put  Defined    1            95,000
------------------------------ ---------- ---------- -------- ---------- --- ---- ------- ----------- ----------- ------- ----------
GlaxoSmithKline PLC            Sponsored  37733W105    1,300     50,000  Sh  Put  Defined    1            50,000
                               ADR
------------------------------ ---------- ---------- -------- ---------- --- ---- ------- ----------- ----------- ------- ----------

COLUMN TOTAL                                          60,881

------------------------------ ---------- ---------- -------- ---------- --- ---- ------- ----------- ----------- ------- ----------

CUMULATIVE TOTAL                                     149,872

------------------------------ ---------- ---------- -------- ---------- --- ---- ------- ----------- ----------- ------- ----------
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